UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05634

Morgan Stanley Strategist Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	July 31, 2007

Date of reporting period:	April 30, 2007

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Strategist Fund

Portfolio of Investments April 30, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (63.4%)
	Advertising/Marketing Services (0.9%)
83,200	Omnicom Group, Inc.	$8,711,872

	Aerospace & Defense (1.9%)
141,310	Northrop Grumman Corp. (a)	10,406,068
162,400	Raytheon Co.	8,694,896
		19,100,964
	Agricultural Commodities/Milling (0.4%)
110,545	Archer-Daniels-Midland Co.	4,278,092

	Biotechnology (2.9%)
167,825	Celgene Corp.* (a)	10,264,177
112,280	Gilead Sciences, Inc.*	9,175,522
302,510	Vertex Pharmaceuticals Inc.* (a)	9,299,157
		28,738,856
	Chemicals: Major Diversified (0.7%)
157,440	Dow Chemical Co. (The) (a)	7,023,398

	Computer Communications (0.8%)
287,610	Cisco Systems, Inc.*	7,690,691

	Computer Peripherals (0.6%)
422,490	EMC Corp.* (a)	6,413,398

	Computer Processing Hardware (2.2%)
105,140	Apple Computer, Inc.*	10,492,972
436,000	Dell, Inc.*	10,991,560
		21,484,532
	Department Stores (0.6%)
83,715	Kohl’s Corp.* (a)	6,198,259

	Discount Stores (0.6%)
102,600	Costco Wholesale Corp.	5,496,282

	Electrical Products (0.6%)
118,640	Emerson Electric Co.	5,574,894

	Electronics/Appliances (1.3%)
233,710	Sony Corp. (ADR) (Japan) (a)	12,447,395

	Environmental Services (0.2%)
41,190	Waste Management, Inc.	1,540,918

	Financial Conglomerates (3.7%)
204,580	American Express Co. (a)	12,411,869
201,775	Citigroup, Inc.	10,819,176
264,700	JPMorgan Chase & Co.	13,790,870
		37,021,915
	Food: Major Diversified (2.6%)
219,170	Kellogg Co. (a)	11,596,285
411,374	Kraft Foods Inc. (Class A)	13,768,688
		25,364,973
	Forest Products (1.9%)
236,730	Weyerhaeuser Co.	18,753,751

	Household/Personal Care (1.0%)
145,495	Colgate-Palmolive Co.	9,855,831

	Industrial Conglomerates (0.5%)
142,480	General Electric Co.	5,251,813

	Information Technology Services (1.3%)
123,050	International Business Machines Corp.	12,576,940

	Integrated Oil (2.0%)
120,295	Exxon Mobil Corp.	9,549,017
171,620	Hess Corp. (a)	9,739,435
		19,288,452

	Internet Software/Services (1.3%)
10,330	Google, Inc. (Class A)*	4,869,355
280,000	Yahoo!, Inc.*	7,851,200
		12,720,555
	Investment Banks/Brokers (1.3%)
654,345	Schwab (Charles) Corp. (The)	12,511,076

	Major Banks (2.1%)
227,730	Bank of America Corp.	11,591,457
266,600	Wells Fargo & Co.	9,568,274
		21,159,731
	Marine Shipping (0.9%)
147,454	Tidewater, Inc. (a)	9,320,567

	Media Conglomerates (1.2%)
157,770	Disney (Walt) Co. (The)	5,518,795
320,510	Time Warner, Inc. (a)	6,612,121
		12,130,916
	Medical Specialties (3.9%)
570,000	Applera Corp. - Celera Genomics Group*	7,980,000
116,055	Bard (C.R.), Inc.	9,647,652
262,050	St. Jude Medical, Inc.*	11,213,119
189,480	Thermo Fisher Scientific, Inc.* (a)	9,864,329
		38,705,100
	Motor Vehicles (0.8%)
226,170	Honda Motor Co., Ltd. (ADR) (Japan) (a)	7,787,033

	Oilfield Services/Equipment (1.4%)
201,970	Halliburton Co.	6,416,587
147,150	Smith International, Inc. (a)	7,716,546
		14,133,133
	Other Metals/Minerals (1.0%)
123,080	Southern Copper Corp. (a)	9,883,324

	Packaged Software (3.7%)
436,610	Microsoft Corp.	13,072,103
890,710	Oracle Corp.*	16,745,348
273,510	Sybase, Inc.* (a)	6,616,207
		36,433,658
	Pharmaceuticals: Major (2.2%)
156,370	Johnson & Johnson	10,042,081
216,205	Wyeth	11,999,377
		22,041,458
	Property - Casualty Insurers (1.2%)
191,725	Allstate Corp. (The) (a)	11,948,302

	Pulp & Paper (0.8%)
230,700	MeadWestvaco Corp.	7,708,060

	Recreational Products (0.9%)
305,430	Mattel, Inc. (a)	8,643,669

	Restaurants (0.7%)
150,000	McDonald’s Corp.	7,242,000

	Semiconductors (1.5%)
401,230	Intel Corp.	8,626,445
590,314	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (Taiwan) (a)	6,221,910
		14,848,355
	Specialty Telecommunications (4.0%)
1,032,140	Citizens Communications Co. (a)	16,070,420
400,000	Fairpoint Communications, Inc.	7,504,000
1,102,715	Windstream Corp. (a)	16,121,693
		39,696,113
	Steel (3.1%)
182,260	Nucor Corp.	11,566,220
186,275	United States Steel Corp.	18,914,364
		30,480,584
	Telecommunication Equipment (1.7%)
380,380	Motorola, Inc.	6,591,985
418,055	Nokia Corp. (ADR) (Finland)	10,555,889
		17,147,874
	Tobacco (2.5%)
158,410	Altria Group, Inc. (a)	10,917,617
242,335	UST, Inc. (a)	13,735,548
		24,653,165

	Trucks/Construction/Farm Machinery (0.5%)
65,170	Caterpillar Inc. (a)	4,732,645

	TOTAL COMMON STOCKS (Cost $412,342,763)	626,740,544

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE
	CORPORATE BONDS (4.8%)
	Aerospace & Defense (0.1%)
$654	Systems 2001 Asset Trust - 144A** (Cayman Islands)	6.664%		09/15/13	690,488

	Airlines (0.1%)
775	America West Airlines, Inc. (Series 01-1)	7.10		04/02/21	823,869

	Beverages: Alcoholic (0.1%)
475	FBG Finance Ltd. - 144A** (Australia) (a)	5.125		06/15/15	457,268
470	Miller Brewing Co. - 144A**	4.25		08/15/08	463,738
					921,006
	Cable/Satellite TV (0.0%)
135	Comcast Cable Communications, Inc.	6.75		01/30/11	142,341
145	Comcast Cable Communications, Inc.	7.125		06/15/13	157,989
60	Comcast LCI Holdings	7.625		02/15/08	60,915
					361,245
	Chemicals: Major Diversified (0.0%)
310	ICI Wilmington Inc.	4.375		12/01/08	305,454

	Computer Processing Hardware (0.0%)
490	Hewlett-Packard Co.	5.485	††	05/22/09	490,314

	Department Stores (0.1%)
980	May Department Stores Co.	5.95		11/01/08	989,564
490	May Department Stores Co.	6.70		07/15/34	492,691
					1,482,255
	Drugstore Chains (0.1%)
130	CVS Caremark Corp.	5.75		08/15/11	132,577
799	CVS Corp. - 144A**	6.036		12/10/28	804,244
					936,821
	Electric Utilities (0.4%)
460	Ameren Corp.	4.263		05/15/07	459,753
485	Arizona Public Service Co.	5.80		06/30/14	490,472
450	Carolina Power & Light Co.	5.125		09/15/13	446,600
145	CenterPoint Energy Resource	6.25		02/01/37	146,376
45	Columbus Southern Power Co. (Series E)	4.40		12/01/10	43,867
190	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	197,742
345	Consumers Energy Co. (Series H)	4.80		02/17/09	342,217
215	Detroit Edison Co. (The)	6.125		10/01/10	221,734
140	Entergy Gulf States, Inc.	3.60		06/01/08	137,258
340	Entergy Gulf States, Inc.	5.76	††	12/01/09	339,863
415	Ohio Power Company - IBC (Series K)	6.00		06/01/16	430,702
270	Public Service Electric & Gas Co. (Series MTN B)	5.00		01/01/13	265,740
240	Texas Eastern Transmission, LP	7.00		07/15/32	270,784
345	Wisconsin Electric Power Co.	3.50		12/01/07	341,359
					4,134,467
	Electrical Products (0.1%)
520	Cooper Industries, Inc.	5.25		07/01/07	519,453
415	Cooper Industries, Inc.	5.25		11/15/12	415,090
					934,543
	Electronics/Appliances (0.0%)
310	LG Electronics Inc. - 144A** (South Korea)	5.00		06/17/10	306,339

	Finance/Rental/Leasing (0.4%)
310	CIT Group Inc. (Series MTN)	4.75		08/15/08	307,888
635	Countrywide Home Loans, Inc. (Series MTN)	3.25		05/21/08	620,906
100	MBNA Capital A (Series A)	8.278		12/01/26	104,588
630	MBNA Corp. (Series MTN F)	5.79	††	05/05/08	632,965
630	Nationwide Building Society - 144A** (United Kingdom)	4.25		02/01/10	615,702
650	Residential Capital LLC	5.84	††	06/09/08	645,638
985	Residential Capital LLC	6.375		06/30/10	988,331
520	SLM Corp. (a)	4.00		01/15/10	495,857
					4,411,875
	Financial Conglomerates (0.1%)
155	Brookfield Asset Management	5.80		04/25/17	155,020
725	JP Morgan Chase & Co.	6.00		02/15/09	735,165

180	General Electric Capital Corp. (Series MTN A)	4.25		12/01/10	175,904
55	General Electric Capital Corp. (Series MTN A) (a)	4.75		09/15/14	53,483
					1,119,572
	Food Retail (0.0%)
365	Fred Meyer, Inc.	7.45		03/01/08	371,134

	Food: Major Diversified (0.1%)
210	ConAgra Foods, Inc.	7.00		10/01/28	227,004
215	ConAgra Foods, Inc.	8.25		09/15/30	264,222
545	Sara Lee Corp. (a)	6.125		11/01/32	507,882
					999,108
	Gas Distributors (0.1%)
325	NiSource Finance Corp.	5.93	††	11/23/09	325,583
305	Sempra Energy	4.621		05/17/07	304,893
					630,476
	Home Furnishings (0.0%)
290	Mohawk Industries, Inc. (Series D)	7.20		04/15/12	307,560

	Home Improvement Chains (0.0%)
235	Home Depot Inc.	5.475	††	12/16/09	235,425

	Hotels/Resorts/Cruiselines (0.1%)
510	Hyatt Equities LLC - 144A**	6.875		06/15/07	510,524

	Household/Personal Care (0.1%)
590	Clorox Co. (The)	5.48	††	12/14/07	590,437

	Industrial Conglomerates (0.1%)
330	Textron Financial Corp.	4.125		03/03/08	326,913
395	Textron Financial Corp. (Series MTN)	5.125		02/03/11	395,856
					722,769
	Insurance Brokers/Services (0.2%)
585	Catlin Insurance Co., Ltd. - 144A** (Bahamas)	7.249	††	#	590,777
900	Farmers Exchange Capital - 144A**	7.05		07/15/28	931,565
					1,522,342
	Major Banks (0.5%)
195	Bank of New York Co., Inc. (The)	5.20		07/01/07	194,988
250	Bank of New York Co., Inc. (The) (Series BKN T)	3.80		02/01/08	247,184
280	HSBC Finance Corp.	6.75		05/15/11	295,568
325	Huntington National Bank (Series BKN T)	4.375		01/15/10	317,876
295	Popular North America Inc. (Series MTN F)	5.65		04/15/09	296,866
880	Unicredit Luxembourg Finance S.A. - 144A** (Luxembourg)	5.405	††	10/24/08	880,495
795	USB Capital IX	6.189	††	†††	817,012
1,625	Wachovia Capital Trust III	5.80	††	†††	1,650,628
					4,700,617
	Major Telecommunications (0.3%)
30	AT&T Corp.	8.00		11/15/31	37,704
525	France Telecom S.A. (France)	8.50		03/01/31	693,542
305	SBC Communications, Inc.	6.15		09/15/34	307,436
150	Sprint Capital Corp.	8.75		03/15/32	177,515
270	Telecom Italia Capital SpA (Luxembourg)	4.00		11/15/08	265,186
370	Telecom Italia Capital SpA (Luxembourg)	4.00		01/15/10	359,025
80	Telecom Italia Capital SpA (Luxembourg)	4.875		10/01/10	79,048
540	Telefonica Europe BV (Netherlands)	8.25		09/15/30	650,549
					2,570,005
	Managed Health Care (0.1%)
350	UnitedHealth Group	5.428	††	03/02/09	350,147
250	UnitedHealth Group Inc.	4.125		08/15/09	245,364
					595,511
	Media Conglomerates (0.1%)
895	Time Warner, Inc.	5.59	††	11/13/09	897,094
470	Viacom,Inc.	6.875		04/30/36	477,489
					1,374,583
	Motor Vehicles (0.0%)
250	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	315,922

	Multi-Line Insurance (0.3%)
1,165	AIG SunAmerica Global Financing VI - 144A**	6.30		05/10/11	1,216,424
575	American General Finance Corp. (Series MTN H)	4.625		09/01/10	566,362
910	AXA Financial, Inc.	6.50		04/01/08	918,600
235	International Lease Finance Corp.	3.75		08/01/07	234,032
405	Two-Rock Pass Through - 144A** (Bahamas)	6.30	††	#	398,978
					3,334,396
	Oil & Gas Pipelines (0.1%)
485	Plains All American Pipeline L.P.	6.70		05/15/36	505,053

	Oil Refining/Marketing (0.0%)
365	Valero Energy Corp.	3.50		04/01/09	354,626

	Other Metals/Minerals (0.1%)
565	Brascan Corp. (Canada)	7.125		06/15/12	605,651

	Property - Casualty Insurers (0.3%)
760	Mantis Reef Ltd. - 144A** (Australia)	4.692		11/14/08	753,564
215	Platinum Underwriters Finance Inc. (Series B)	7.50		06/01/17	228,169
360	Platinum Underwriters Holdings, Ltd. (Series B) (Bermuda)	6.371		11/16/07	358,631
515	St. Paul Travelers Companies, Inc. (The)	5.01		08/16/07	514,360
630	XLLIAC Global Funding - 144A**	4.80		08/10/10	622,252
					2,476,976
	Railroads (0.1%)
255	Burlington North Santa Fe Railway Co.	6.125		03/15/09	259,273
290	Norfolk Southern Corp.	7.35		05/15/07	290,159
110	Union Pacific Corp.	6.625		02/01/08	110,971
140	Union Pacific Corp. (Series MTN E)	6.79		11/09/07	140,809
					801,212
	Real Estate Development (0.1%)
1,117	World Financial Properties - 144A*	6.91		09/01/13	1,171,729

	Real Estate Investment Trusts (0.1%)
720	iStar Financial Inc.	5.69	††	03/09/10	720,950

	Regional Banks (0.1%)
800	Marshall & Ilsley Bank (Series BKN T)	3.80		02/08/08	791,013

	Restaurants (0.0%)
285	Tricon Global Restaurants, Inc.	8.875		04/15/11	319,875

	Savings Banks (0.3%)
305	Household Finance Corp.	4.125		12/15/08	300,024
230	Household Finance Corp.	5.875		02/01/09	232,732
355	Household Finance Corp.	6.375		10/15/11	370,554
295	Household Finance Corp.	6.40		06/17/08	298,585
895	Sovereign BanCorp Inc.	5.58	††	03/23/10	895,379
100	Sovereign Bank (Series CD)	4.00		02/01/08	98,995
470	Washington Mutual Bank	5.50		01/15/13	468,936
260	Washington Mutual Inc.	8.25		04/01/10	280,860
300	Washington Mutual Preferred Funding II	6.665	††	# # #	299,570
					3,245,635
	Trucks/Construction/Farm Machinery (0.1%)
190	Caterpillar Financial Services Corp. (Series MTN F)	3.625		11/15/07	188,248
480	Caterpillar Financial Services Corp. (Series MTN F)	5.43	††	08/20/07	480,192
					668,440
	Wireless Telecommunications (0.0%)
480	Vodafone Group PLC (United Kingdom)	5.44	††	12/28/07	480,298

	TOTAL CORPORATE BONDS (Cost $47,781,240)				47,840,515

	U.S. GOVERNMENT OBLIGATIONS (5.7%)
	U.S. Treasury Bonds
250	(a).	5.50		08/15/28	270,137
11,675	(a).	6.125		08/15/29	13,636,949
1,295	(a).	6.375		08/15/27	1,540,646
300	(a).	7.625		02/15/25	397,008
10,400	(a).	8.125		08/15/21	13,892,944
5,900		8.125		08/15/19	7,724,392
	U.S. Treasury Notes
850	(a).	4.00		11/15/12	829,580
2,420	†	4.25		08/15/13	2,386,009
16,445		4.25		11/15/13	13,800,544
2,000	(a).	4.50		02/28/11	2,000,236

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $56,158,669)				56,478,445

	U.S. GOVERNMENT AGENCY-MORTGAGE-BACKED SECURITIES (3.8%)
	Federal Home Loan Mortgage Corp.
652		7.50		11/01/29 - 03/01/32	681,976
	Federal Home Loan Mortgage Corp. ARM
950		5.70		04/01/37	956,358

1,500		5.758		01/01/37	1,508,497
	Federal Home Loan Mortgage Corp. PC Gold
611		6.50		05/01/29 - 09/01/32	630,405
357		7.50		03/01/30 - 08/01/32	373,296
4		8.00		07/01/30	4,440
	Federal National Mortgage Assoc.
205		6.50		12/01/29	211,635
4,411		6.937		02/01/36 - 03/01/36	4,547,464
1,449		6.985		03/01/36	1,493,816
3,652		7.00		12/01/17 - 11/01/34	3,818,948
1,450		7.00		# #	1,496,219
775		7.00		# #	800,430
1,787		7.455		05/01/36	1,845,115
1,729		7.463		05/01/36	1,778,523
2,602		7.50		07/01/29 - 09/01/35	2,724,678
2,221		8.00		05/01/09 - 02/01/32	2,352,200
	Federal National Mortgage Assoc. ARM
977		6.121		04/01/37	991,707
359		6.198		07/01/33	367,506
2,876		6.923		01/01/36	2,964,356
2,942		7.415		04/01/36	3,060,607
1,112		7.485		07/01/36	1,148,461
1,763		7.488		07/01/36	1,814,755
2,057		7.49		04/01/36	2,123,295

	TOTAL U.S. GOVERNMENT AGENCY-MORTGAGE-BACKED SECURITIES (Cost $37,707,654)				37,694,687

	ASSET-BACKED SECURITIES (2.9%)
	Finance/Rental/Leasing
975	Banc of America Securities Auto Trust 2005-WF1 A3	3.99		08/18/09	970,233
1,450	Capital Auto Receivables Asset Trust 2006-2 A3A	4.98		05/15/11	1,448,944
40	Capital Auto Receivables Asset Trust 2003-3 A3B	5.40	††	01/15/08	40,414
1,021	Capital Auto Receivables Asset Trust 2005-1 A4	4.05		07/15/09	1,016,962
1,100	Capital Auto Receivables Asset Trust 2006-SN1A A3	5.31		10/20/09	1,100,742
775	Capital One Auto Finance Trust 2006-C A3A	5.07		07/15/11	774,813
541	Caterpillar Financial Asset Trust 2005-A A3	3.90		02/25/09	538,748
1,200	Caterpillar Financial Asset Trust 2006-A A3	5.57		05/25/10	1,207,081
1,000	CIT Equipment Collateral 2006-VT2 A3	5.07		02/20/10	1,000,340
121	CIT Equipment Collateral 2004-EF1 A3	3.50		09/20/08	120,564
1,275	Citibank Credit Card Issuance Trust 2007-A1 A1	5.345	††	03/22/12	1,276,095
457	CNH Equipment Trust 2005-A A3	4.02		04/15/09	454,634
586	DaimlerChrysler Auto Trust 2005-B A3	4.04		09/08/09	583,682
344	Ford Credit Auto Owner Trust 2005-B A3	4.17		01/15/09	342,803
700	Ford Credit Auto Owner Trust 2006-A A3	5.05		03/15/10	699,040
900	GE Capital Credit Card Master Note Trust 2004-2 A	5.37	††	09/15/10	900,745
725	GE Equipment Small Ticket LLC 2005-2A A3	4.88		10/22/09	723,101
1,125	GS Auto Loan Trust 2006-1 A3	5.37		12/15/10	1,128,224
950	Harley Davidson Motorcycle Trust 2005-3 A2	4.41		06/15/12	942,729
1,500	Harley-Davidson Motorcycle Trust 2005-1 A2	3.76		12/17/12	1,470,368
750	Harley-Davidson Motorcycle Trust 2005-2 A2	4.07		02/15/12	740,238
700	Hertz Vehicle Financing LLC 2005-2A A2	4.93		02/25/10	697,885
343	Honda Auto Receivables Owner Trust 2005-2 A3	3.93		01/15/09	341,592
683	Hyundai Auto Receivables Trust 2005-A A3	3.98		11/16/09	677,894
1,475	MBNA Credit Card Master Note Trust 2003-A3 A3	5.489	††	08/16/10	1,477,459
1,550	MBNA Master Credit Card Trust 1999-B A	5.90		08/15/11	1,576,973
1,011	Merrill Auto Trust Securitization 2005-1 A3	4.10		08/25/09	1,006,386
752	National City Auto Receivables Trust 2004-A A4	2.88		05/15/11	740,313
275	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81		11/17/14	273,947
1,477	USAA Auto Owner Trust 2004-2 A-4	3.58		02/15/11	1,465,172
331	USAA Auto Owner Trust 2004-3 A3	3.16		02/17/09	329,672
461	USAA Auto Owner Trust 2005-1 A3	3.90		07/15/09	459,226
229	Volkswagen Auto Lease Trust 2005-A A3	3.82		05/20/08	228,504
784	Volkswagen Auto Loan Enhanced Trust 2005-1 A3	4.80		07/20/09	781,741
113	Wachovia Auto Owner Trust 2004-B A3	2.91		04/20/09	112,531
441	Wachovia Auto Owner Trust 2005-A A3	4.06		09/21/09	438,780
975	Wachovia Auto Owner Trust 2005-B A3	4.79		04/20/10	972,395
45	World Omni Auto Receivables Trust 2004-A A3	3.29		11/12/08	44,901

	TOTAL ASSET-BACKED SECURITIES (Cost $29,138,417)				29,105,871

	COLLATERALIZED MORTGAGE OBLIGATIONS (2.3%)
	U.S. Government Agencies (0.5%)
2,438	Federal National Mortgage Assoc. 2005 - 68 XI (IO)	6.00		08/25/35	827,757

1,733	Federal National Mortgage Assoc. 2006 - 118 A2	5.38	††	12/25/36	1,732,122
1,337	Federal National Mortgage Assoc. 2006 - 28 1A1	5.43	††	03/25/36	1,338,710
15,410	Federal National Mortgage Assoc. 2006 - 28 1P (IO)	1.519	††	03/25/36	327,469
874	Freddie Mac Whole Loan 2005-S001 2A2	5.47	††	09/25/45	874,159

	Total U.S. Government Agencies				5,100,217

	Private Issues (1.8%)
993	Bear Stearns Mortgage Funding Trust 2007-AR1 1A2	5.53	††	01/25/37	994,031
1,224	Countrywide Alternative Loan Trust 2006-0A2 A3 (IO)	5.59	††	05/20/46	1,230,572
10,256	Countrywide Alternative Loan Trust 2007-0A3 X	2.00		04/25/47	429,483
1,109	Countrywide Alternative Loan Trust 2006-OA1 2A2	5.63	††	03/20/46	1,111,004
1,354	Greenpoint Mortgage Funding Trust 2006-0H1 CLS A1	5.50	††	01/25/37	1,352,333
1,379	Greenpoint Mortgage Funding Trust 2006-0H1 CLS A2	5.55	††	01/25/37	1,379,479
1,487	Harborview Mortgage Loan Trust 2006-10 2A1A	5.50	††	11/19/36	1,481,885
1,186	Luminent Mortgage Trust 2006-4, A1B	5.55	††	05/25/46	1,190,206
1,985	Residential Accredit Loans, Inc. 2006-Q010 CLS A1	5.48	††	01/25/37	1,983,177
1,647	Residential Accredit Loans, Inc. 2007-QH1 A2	5.51	††	02/25/37	1,646,112
1,553	Structured Asset Mortgage Investments Inc. 2007-AR1 2A2	5.53	††	01/25/37	1,555,265
1,445	Wamu Mortgage Pass-Through Certificates 2007-0A1 A1B	5.52	††	02/25/47	1,449,448
44,500	Washington Mutual 2007-OA2 CL 1XPP (IO)	.00	††	03/25/47	636,312
1,204	Washington Mutual Mortgage Pass-Through Certificates 2007-0A1 CA1B	5.521	††	12/25/46	1,204,524

	Total Private Issues				17,643,831

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $22,464,668)				22,744,048

NUMBER OF CONTRACTS

	PUT OPTIONS PURCHASED (0.0%)
	90 day Euro $
459	June/2007 @ $94.25	2,869
4	December/2007 @ $94.50	200
58	September/2007 @ 94.75	10,875
91	December/2007 @ $94.75	18,200

	TOTAL PUT OPTIONS PURCHASED (Cost $181,899)	32,144

PRINCIPAL AMOUNT IN THOUSANDS
	SHORT-TERM INVESTMENTS (36.3%)
	U.S. Government Obligations (b) (0.0%)
$100	U.S. Treasury Bill***	4.865%	07/12/07	99,027
250	U.S. Treasury Bill***	4.915	07/12/07	247,542

	Total U.S. Government Obligations (Cost $346,569)			346,569

	Repurchase Agreement (20.0%)
197,192	Joint repurchase agreement account (dated 04/30/07; proceeds $197,220,593) (c)
	(Cost $197,192,000)	5.22	05/01/07	197,192,000

	Security Purchased From Securities Lending Collateral (a) (16.3%)
160,968	The Bank of New York Institutional Cash Reserve Fund (Cost $160,968,138)			160,968,138

	TOTAL SHORT-TERM INVESTMENTS (Cost $358,506,707)			358,506,707

	TOTAL INVESTMENTS (Cost $964,282,017) (d) (e)		119.2%	1,179,142,961
	LIABILITIES IN EXCESS OF OTHER ASSETS		(19.2)	(190,263,931)
	NET ASSETS		100.0%	$988,879,030

ADR	American Depositary Receipt.
ARM	Adjustable Rate Mortgage.
BKN	Bank Note.
IO	Interest Only Security.
MTN	Medium Term Note.
PC	Participation Certificate.
*	Non-income producing security.

**	Resale is restricted to qualified institutional investors.
***	A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $237,984.
†	Security was purchased on a forward commitment basis.
††	Variable rate security; rate shown is the rate in effect at April 30, 2007.
†††

Securities represent beneficial interest in the Trusts. The corresponding assets of Trust are Junior Subordinated notes due 2042 and a stock purchase contract to purchase preferred stock on March 15, 2011 for Wachovia Capital Trust III and on April 15, 2011 for USB Captal IX. Security issued have a perpetual maturity and the trust will redeem them only to the extent the preferred stock is redeemed.

#	Foreign issued security with perpetual maturity.
# #	Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
# # #	Security issued with perpetual maturity.
(a)	As of April 30, 2007 all or a portion of this security with a total value of $154,472,972 was on loan and secured by collateral of $160,968,138 which was received as cash and subsequently invested in the Bank of New York Institutional Cash Reserve Fund as reported in the portfolio of investments.
(b)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(c)	Collateralized by federal agency and U.S. Treasury obligations.
(d)	Securities have been designated as collateral in a amount equal to $136,345,194 in connection with securities purchased on a forward commitment basis and open futures contracts.
(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is $217,091,237 and the aggregate gross unrealized depreciation is
$2,230,293, resulting in net unrealized appreciation of $214,860,944.

Futures Contracts Open at April 30, 2007:

				UNREALIZED
NUMBER OF	LONG/	DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

379	Long	US Treasury Notes 10 Year
		June 2007	$41,056,361	$131,470

162	Long	US Treasury Notes 2 Year
		June 2007	33,164,439	(91,748)

213	Long	US Treasury Notes 5 Year
		June 2007	22,541,392	2,427

15	Long	US Treasury Notes 10 Year
		September 2007	1,626,094	6,521

175	Short	US Treasury Bond 20 Year
		June 2007	(19,556,250)	(62,203)

		Net Unrealized Depreciation		$(13,533)

Credit Default Swap Contracts Opent at April 30, 2007:

		NOTIONAL	PAY/RECEIVE		UNREALIZED
SWAP COUNTERPARTY AND	BUY/SELL	AMOUNT	FIXED	TERMINATION	APPRECIATION
REFERENCE OBLIGATION	PROTECTION	(000’S)	RATE	DATE	(DEPRECIATION)

Goldman Sachs International Hartford Financial Services Group Inc.	Buy	$1,000	0.12%	December 20, 2011	$(661)

Goldman Sachs International Motorola, Inc.	Buy	330	0.15	December 20, 2011	2,612

Goldman Sachs International Motorola, Inc.	Buy	670	0.157	December 20, 2011	5,108

Goldman Sachs International Union Pacific Corporation	Buy	1,000	0.20	December 20, 2011	2,314

Goldman Sachs International Southwest Airlines Co.	Buy	1,050	0.22	December 20, 2011	6,520

Goldman Sachs International Chubb Corp	Buy	950	0.10	March 20, 2012	479

Goldman Sachs International Dell Inc	Buy	495	0.22	March 20, 2012	(191)

Goldman Sachs International Tyco International Ltd.	Buy	1,160	0.43	March 20, 2012	6,938

Goldman Sachs International Tyco International Ltd.	Buy	600	0.43	March 20, 2012	3,588

Goldman Sachs International SLM Corp	Sell	775	0.737	June 20, 2012	(32,449)

Goldman Sachs International Residential Capital	Sell	800	2.00	March 20, 2017	1,112

	Net Unrealized Depreciation				$(4,630)

Item 2. Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s/Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Strategist Fund

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

June 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

June 21, 2007

/s/ Francis Smith

Francis Smith

Principal Financial Officer

June 21, 2007